Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accruals and Other Payables [Abstract]
Salary payable	$ 555,136	$ 764,758
Others	960,960	1,285,163
Subtotal	1,516,096	2,049,921
Less: Accruals and other payables from discontinued operations		70,812
Total accruals and other payables	$ 1,516,096	$ 1,979,109